Ordinary shares and treasury shares (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Issuance of Class A ordinary shares for convertible notes conversion (Note 16)		$ 14,255,000
Share repurchase program, authorized, amount				$ 40,000,000		$ 20,000,000
Share repurchase program, authorized (in shares)		4,871,121
Repurchase of ordinary shares		$ 9,907,000	$ 28,985,000
Treasury Shares
Class of Stock [Line Items]
Repurchase of ordinary shares		$ 9,907,000	$ 28,985,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares issued (in shares)		377,801,825			336,406,528
Number of shares issued in transaction (in shares)	27,297,002
Share price (in USD per share)	$ 1.67
Consideration received	$ 45,586,000
Issuance of Class A ordinary shares for convertible notes conversion (in shares)		13,818,840
Issuance of Class A ordinary shares for convertible notes conversion (Note 16)		$ 14,255,000
Share Incentive 2022 Plan | Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares issued (in shares)		279,455